NOTE 4. ACCOUNT RECEIVABLES - RELATED PARTIES	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
NOTE 4. ACCOUNT RECEIVABLES - RELATED PARTIES

NOTE 4. ACCOUNT RECEIVABLES – RELATED PARTIES

The nature of the accounts receivable for June 30, 2017 in the amount of $835,177 are for modular construction and technology services and utilization of anticipated modular construction technology by ATI pursuant to the Modular Construction & Technology Services Agreement between ATI and the Company dated June 28, 2016 (hereinafter, the “ATI Services Agreement”) and for the Sales and Support Services Agreement with Yilaime on June 27, 2016 (the “Yilaime Services Agreement”). On June 30, 2017, the Company's allowance for bad debt is $41,759 which provides a net receivable balance of $793,418.

Accounts receivable consist of the following:

	June 30 2017	Dec 31 2016

Accounts receivable related parties	835,177	482,900
Less: Allowance for doubtful accounts	(41,759)	(24,145)
Accounts receivable, net	$793,418	$458,755

Bad debt expense was $17,614 and $6,250 for the quarter ended June 30, 2017 and 2016, respectively.